Employee Benefits - Plan Asset Fair Value Measurements (Details) - Fair Value, Inputs, Level 1 - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 34,612	$ 32,016
Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11	17
L&G Life GPBF All World Equity Index Fund
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,460	6,753
L&G Life DC Active Corporate Bond
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,797	6,412
Stone Harbor High Yield Bond Fund
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,861	6,292
Ninety One Global Total Return Credit
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,472	0
Investec Global Total Return Credit Fund
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	3,166
Stone Harbor Multi Asset Credit Portfolio
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,389	3,151
Barings European Loan Fund Buy & Hold
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 6,622	$ 6,225